Expense Example - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity Emerging Markets Multifactor ETF - Fidelity Emerging Markets Multifactor ETF	Mar. 01, 2024 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318